Payable to Customers (Tables)	12 Months Ended
Mar. 31, 2024
Payable to Customers [Abstract]
Schedule of Owned Obligations to the Customers	The deposits were the amount received from customers but not yet invested or entered into any contract, while, the Company has owned obligations to the customers.
	2024	2023
	US$	US$
Payables to customers:
Related parties	41,634,975	10,393,665
Third party payables	24,092,839	1,218,569
Total	65,727,814	11,612,234